GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2015	$ 1,749
2016	1,422
2017	1,073
2018	670
Thereafter	488
Other intangible assets, net	$ 5,402	$ 5,345